GOODWILL - Goodwill by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill by segment
Goodwill	R$ 9,112,390	R$ 7,891,142	R$ 9,470,016	R$ 15,124,430
Brazil
Goodwill by segment
Goodwill	373,135	373,135	380,644
Special Steel
Goodwill by segment
Goodwill	2,854,888	2,487,364	2,508,056
North America
Goodwill by segment
Goodwill	R$ 5,884,367	R$ 5,030,643	R$ 6,581,316